Segment Reporting (Details)	6 Months Ended	12 Months Ended
	Mar. 31, 2026 USD ($) Segment	Sep. 30, 2025 USD ($)
Segment Reporting [Line Items]
Number of reportable segments | Segment	3
U.S. [Member]
Segment Reporting [Line Items]
Total long-term assets	$ 7,733,480	$ 8,212,099
Long-term assets, percentage	84.00%	87.00%
Canada [Member]
Segment Reporting [Line Items]
Total long-term assets	$ 1,495,050	$ 1,259,527
Long-term assets, percentage	16.00%	13.00%